SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per share for common shares

The following table reflects the calculation of basic and diluted net income per share for common shares (in dollars, except per share amounts):

	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$31,841	$1,452,414
Income Tax and Franchise Tax	(31,841)	(442,446)

Net Earnings	$—	$1,009,968

Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	35,000,000	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00	$0.03

Non-Redeemable Class A and B Common Stock
Basic Earnings per Share
Numerator: Net Income minus Redeemable Net Earnings
Net Income	$28,311,612	$5,109,685
Net Earnings allocable to Redeemable Class A Common Stock	—	(1,009,968)

Non-Redeemable Net Income – Basic	$28,311,612	$4,099,717

Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Class A and B Non-Redeemable Common Stock, Basic (1)	9,560,000	9,560,000
Income/Basic Non-Redeemable Class A and B Common Stock	$2.96	$0.43

Diluted Loss per Share
Numerator: Non-Redeemable Net Income – Basic minus Change in fair value of warrant liabilities
Non-Redeemable Net Income – Basic	$28,311,612	$4,099,717
Less: Change in fair value of warrant liabilities	(30,171,850)	(4,294,000)
Non-Redeemable Net Loss – Diluted	$(1,860,238)	$(194,283)

Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Class A and B Non-Redeemable Common Stock, Diluted (2)	12,757,321	9,560,000
Loss/Diluted Non-Redeemable Class A and B Common Stock	$(0.15)	$(0.02)

(1)

The weighted average non-redeemable common stock for the three months ended March 31, 2021 and 2020 includes the effect of 810,000 Private Units, which were issued in conjunction with the initial public offering on September 19, 2019.

(2)

As of March 31, 2021, diluted weighted average shares outstanding was calculated using the treasury stock method utilizing a weighted average share price of $14.00 and the effect of the warrants sold in the Initial Public Offering and the private placement to purchase an aggregate of 17,905,000 shares. As of March 31, 2020, basic and diluted shares are the same as there are no securities that are dilutive to the Company’s common stockholders.

	Year Ended December 31, 2020	For the Period from April 5, 2019 (Inception) Through December 31, 2019
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$1,671,038	$1,809,163
Income Tax and Franchise Tax	(612,511)	(613,244)

Net Earnings	$1,058,527	$1,195,919

Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	35,000,000	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.03	$0.03

Non-Redeemable Class A and B Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net (Loss) Income	$(60,723,035)	$2,965,368
Net Earnings applicable to Redeemable Class A Common Stock	(1,058,527)	(1,195,919)

Non-Redeemable Net Loss	$(61,781,562)	$1,769,49

Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Class A and B Non-Redeemable Common Stock, Basic and Diluted (1)	9,560,000	9,062,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(6.46)	$0.20

Note: As of December 31, 2020 and 2019, basic and diluted shares are the same as there are no securities that are dilutive to the Company’s common stockholders.

(1)

The weighted average non-redeemable common stock for the year ended December 31, 2020 and the period from April 6, 2019 (inception) through December 31, 2019, includes the effect of 810,000 Private Units, which were issued in conjunction with the initial public offering on September 19, 2019.